GUINNESS ATKINSON ALTERNATIVE ENERGY FUND

Schedule of Investments

at September 30, 2024 (Unaudited)

Shares	Common Stocks: 99.1%	Value
	Electrification: 25.6%
10,111	APTIV PLC*	$728,093
10,181	Gentherm Inc.*	473,926
21,749	Infineon Technologies AG	761,643
32,651	Johnson Matthey PLC	663,909
2,601	LG Chem Ltd.	703,037
3,208	NXP Semiconductors NV	769,952
10,899	ON Semiconductor Corp.*	791,376
2,581	Samsung SDI Co., Ltd.	740,683
19,445	Sensata Technologies Holding	697,298
		6,329,917
	Energy Efficiency: 21.0%
15,180	Ameresco*	575,929
2,593	Hubbell Inc.	1,110,711
3,454	Installed Building Products Inc.	850,617
112,213	Nibe Industrier AB - B Shares	614,981
4,800	Owens Corning	847,296
3,036	Trane Technologies PLC	1,180,184
		5,179,718
	Renewable Energy Generation: 19.5%
613,000	China Longyuan Power Group Corp. - H Shares	555,950
781,000	China Suntien Green Energy Corp. Ltd. - H Shares	366,716
76,306	Iberdrola SA	1,179,817
13,157	Nextera Energy Inc.	1,112,161
10,784	Ormat Technologies Inc.	829,721
11,881	Orsted AS	789,819
		4,834,184
	Renewable Equipment Manufacturing: 33.0%
28,797	Canadian Solar Inc.*	482,638
3,099	Eaton Corp PLC	1,027,133
4,006	Enphase Energy Inc.*	452,758
3,620	First Solar Inc.*	902,973
7,935	Itron Inc.*	847,537
9,249	Legrand SA	1,063,528
4,103	Schneider Electric SE	1,078,785
4,909	Siemens AG	990,924
3,023	Solaredge Technologies Inc.*	69,257
12,174	TPI Composites Inc.*	55,392
31,394	Vestas Wind Systems A/S	693,087
908,200	Xinyi Solar Holdings Ltd.	493,038
		8,157,050

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND

Schedule of Investments

at September 30, 2024 (Unaudited)

Shares	Common Stocks: 99.1%	Value
	Total Common Stocks	24,500,869
	(cost $27,290,839)

	Total Investments in Securities	$24,500,869
	(cost $27,290,839): 99.12%

	Other Assets less Liabilities: 0.88%	217,364

	Net Assets: 100.0%	$24,718,233

*	Non-income producing security.

PLC - Public Limited Company